Long-Term Debt - Senior Notes and Covenants - Additional Information (Detail)						9 Months Ended		12 Months Ended
	Mar. 04, 2015 USD ($)	Oct. 17, 2014 USD ($)	Feb. 26, 2014 USD ($)	Feb. 26, 2011 USD ($)	Feb. 09, 2011 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Feb. 28, 2011 USD ($)
Debt Instrument [Line Items]
Deferred financing fees						$ 7,800,000		$ 10,000,000
Extinguishment of debt expense						$ 17,058,000	$ 14,699,000	14,699,000	$ 0	$ 0
National Mentor Holdings, Inc
Debt Instrument [Line Items]
Long term debt								$ 809,000,000
Percentage of revolving commitments						30.00%		30.00%
Consolidated first lien leverage ratio, maximum						5.50		5.50
Agreement contains a springing financial covenant						The senior credit agreement contains a springing financial covenant. If, at the end of any fiscal quarter, the Company's outstanding borrowings of the senior revolver exceeds 30% of the commitments thereunder, it is required to maintain at the end of each such fiscal quarter a consolidated first lien leverage ratio of not more than 5.50 to 1.00. This consolidated first lien leverage ratio will step down to 5.00 to 1.00 commencing with the fiscal quarter ending March 31, 2017.		The senior credit agreement contains a springing financial covenant. If, at the end of any fiscal quarter, the Company's usage of the senior revolver exceeds 30% of the commitments thereunder, it is required to maintain at the end of each such fiscal quarter a consolidated first lien leverage ratio of not more than 5.50 to 1.00. This consolidated first lien leverage ratio will step down to 5.00 to 1.00 commencing with the fiscal quarter ending March 31, 2017.
Amount deposited in cash collateral account in support of issuance of letters of credit						$ 50,000,000		$ 50,000,000
Senior credit agreement description						The senior credit agreement also contains a number of covenants that, among other things, restrict, subject to certain exceptions, NMHI’s ability and that of its subsidiaries to: (i) incur additional indebtedness; (ii) create liens on assets; (iii) engage in mergers or consolidations; (iv) sell assets; (v) pay dividends and distributions or repurchase our capital stock; (vi) enter into swap transactions; (vii) make investments, loans or advances; (viii) repay certain junior indebtedness; (ix) engage in certain transactions with affiliates; (x) enter into sale and leaseback transactions; (xi) amend material agreements governing certain of its junior indebtedness; (xii) change its lines of business; (xiii) make certain acquisitions; and (xiv) limitations on the letter of credit cash collateral account.		The senior credit agreement also contains a number of covenants that, among other things, restrict, subject to certain exceptions, NMHI’s ability and that of its subsidiaries to: (i) incur additional indebtedness; (ii) create liens on assets; (iii) engage in mergers or consolidations; (iv) sell assets; (v) pay dividends and distributions or repurchase our capital stock; (vi) enter into swap transactions; (vii) make investments, loans or advances; (viii) repay certain junior indebtedness; (ix) engage in certain transactions with affiliates; (x) enter into sale and leaseback transactions; (xi) amend material agreements governing certain of its junior indebtedness; (xii) change its lines of business; (xiii) make certain acquisitions; and (xiv) limitations on the letter of credit cash collateral account.
National Mentor Holdings, Inc | Quarter Ended March 31, 2017
Debt Instrument [Line Items]
Consolidated first lien leverage ratio, maximum						5.00		5.00
National Mentor Holdings, Inc | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 250,000,000						$ 250,000,000
Debt instrument, interest rate (percent)					12.50%			12.50%	12.50%		12.50%
Long term debt		$ 50,000,000				$ 0		$ 212,000,000	$ 250,000,000
Amount paid to redeem aggregate principal of debt	$ 51,900,000	175,600,000	$ 38,000,000	$ 38,000,000
Redemption of aggregate principal of debt	50,000,000	162,000,000						162,000,000
Accrued and unpaid interest	300,000	3,500,000
Expense of redemption premium	1,600,000	10,100,000	2,400,000
Deferred financing fees	200,000	800,000	200,000
Debt instrument original issue discount	900,000	3,400,000	1,000,000			$ 0		$ 4,570,000	$ 7,003,000
Extinguishment of debt expense	$ 2,700,000	$ 14,300,000	$ 3,600,000
Retirement date of Senior Notes	Mar. 04, 2015							Oct. 17, 2014
Debt instrument, principal amount in percentage of fair value				106.25%	97.70%
Debt instrument, maturity date								Feb. 15, 2018	Feb. 15, 2018